Earning per share (Narrative) (Details)	1 Months Ended
Sep. 30, 2020 ₪ / shares shares
Earnings per share [line items]
Shares issued in private placement | shares	650,000
Shares issued in private placement per share | ₪ / shares	₪ 66
Stock options issued to purchase ordinary shares | shares	650,000
Exercise price | ₪ / shares	₪ 73